Note 6 - Other Receivables - 10Q (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Premiums and Other Receivables, Net	$ 747,000	$ 147,000	$ 299,000
Other Receivables		$ 147,000	$ 299,000